[LETTERHEAD OF DECHERT]


October 5, 2001


VIA ELECTRONIC TRANSMISSION


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:

Pilgrim Equity Trust                              Pilgrim Investment Funds, Inc.
(File Nos. 33-56881 and 811-8817)                 (File Nos. 002-34552 and 811-01939)
Pilgrim Financial Services Fund, Inc.             Pilgrim Mayflower Trust
(formerly Pilgrim Bank and Thrift Fund, Inc.)     (File Nos. 33-67852 and 811-7978)
(File Nos. 333-33445 and 811-04504)               Pilgrim Mutual Funds
Pilgrim Funds Trust                               (File Nos. 33-56094 and 811-7428)
(File Nos. 333-59745 and 811-08895)               Pilgrim SmallCap Opportunities Fund
Pilgrim Growth and Income Fund, Inc.              (File Nos. 33-847 and 811-4434)
(File Nos. 2-14767 and 811-0865)
Pilgrim Growth Opportunities Fund
(File Nos. 33-849 and 811-4431)

Dear Sir or Madam:

On behalf of each of the above-captioned registrants (each a "Registrant" and collectively, the "Registrants"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of the Statement of Additional Information that the Registrants would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those filed on October 1, 2001 as part of each Registrant's most recent registration statement, and (ii) the text of the Registrants' most recent registration statements was filed on October 1, 2001. The definitive forms of the Registrants' prospectuses are being filed separately pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3384.

Sincerely,

/s/ Karen L. Anderberg

Karen L. Anderberg